Financial Instruments - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Percentage of change in material assumptions	10.00%
Financial instruments expected credit loss	$ 0.5
Marketable Securities
Disclosure Of Financial Instruments [Line Items]
Threshold Percentage of Change in Market Prices Would Effect Fair Value of Marketable Securities	10.00%
Change in Fair Value of Securities	$ 2.1
Derivative Warrant Liabilities
Disclosure Of Financial Instruments [Line Items]
Change in fair value liabilities	$ 1.3